Income Taxes - Classification of Deferred Income Taxes in Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax asset - current (included in other current assets)	$ 11.6	$ 7.0
Deferred tax asset - noncurrent	11.8	10.3
Deferred tax liability - current (included in accrued expenses)	(8.5)	(8.0)
Deferred tax liability - noncurrent	(441.3)	(458.6)
Net deferred tax liability	$ (426.4)	$ (449.3)